Stockholders' Equity	2 Months Ended	9 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Jan. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Stockholders’ Equity
7. Stockholders’ Deficit

Common Stock Placement

On March 28, 2014, the Company entered into an equity and debt investment for up to $12.0 million with NNA of Nevada, Inc. (“NNA”). As part of the investment, the Company entered into an Investment Agreement with NNA, dated March 28, 2014 (the “Investment Agreement”), pursuant to which the Company sold NNA 200,000 shares of the Company’s common stock (the “Purchased Shares”) at a purchase price of $10.00 per share. In addition with the issuance of common shares, the Company issued to NNA 100,000 warrants to purchase the Company’s common stock for $10.00 per share. The Company used the Monte Carlo Method which used the following inputs: term of 7 years, risk free rate of 2.31%, no dividends, volatility of 71.4%, share price of $4.50 per share and a 50% probability of down-round financing The Company determined that the fair value of the shares issued was approximately $900,000, or approximately $4.50 per share. The Company also entered into a registration rights agreement (“RRA”) with NNA which requires the Company to file a registration statement to register its shares with the Securities and Exchange Commission no later than March 28, 2015. The RRA requires the Company to use commercially reasonable efforts to complete these actions. If the Initial Registration Statement is not filed with the Commission on or prior to the filing deadline the Company must pay to NNA an amount in common stock based upon its then fair market value, as liquidated damages equal to 1.50% of the aggregate purchase price paid by NNA.

Equity Incentive Plans

The Company’s amended 2010 Equity Incentive Plan (the “2010 Plan”) allowed the Board of Directors to grant up to 1,200,000 shares of the Company’s common stock, and provided for awards including incentive stock options, non-qualified options, restricted common stock, and stock appreciation rights. As of March 31, 2014 there were no shares available for grant.

On April 29, 2013 the Company’s Board of Directors approved the Company’s 2013 Equity Incentive Plan (the “2013 Plan”), pursuant to which 500,000 shares of the Company’s common stock have been reserved for issuance thereunder. The Company received approval of the 2013 Plan from the Company’s stockholders on May 19, 2013. The Company issues new shares to satisfy stock option and warrant exercises under the 2013 Plan. As of March 31, 2014 there were 270,700 shares available for future grants under the 2013 Plan.

Stock options and restricted common stock issued to non-employees as compensation for services to be provided to the Company are accounted for based upon the fair value of the services provided or the estimated fair value of the option or share, whichever can be more clearly determined. The Company recognizes this expense over the period in which the services are provided.

Share Issuances

On March 28, 2014, the Company issued 200,000 shares of common stock to NNA in connection with the 2014 NNA Financing (see Note 4).

A summary of the Company’s restricted stock sold to employees, directors and consultants with a right of repurchase of unlapsed or unvested shares is as follows for the two months ended March 31, 2014:

		Weighted Average Remaining Vesting	Weighted Average Per Share	Weighted- average Per Share
		Life	Intrinsic	Grant Date
	Shares	(In years)	Value	Fair Value
Unvested or unlapsed shares - January 31, 2014	101,296	1.5	$-	$4.10
Granted	-	-	-	-
Vested / lapsed	(10,555)	-	-	-
Forfeited	-	-	-	-
Unvested or unlapsed shares - March 31, 2014	90,741	1.3	$-	$4.10

Options

Stock option activity for the two months ended March 31, 2014 is summarized below:

	Shares	Weighted Average Per Share Exercise Price	Weighted Average Remaining Life (Years)	Weighted Average Per Share Intrinsic Value
Balance, January 31, 2014	735,800	$1.70	9.0	$1.60
Granted	-
Cancelled	(88,767)	2.30	7.9	-
Exercised	-			-
Expired	-			-
Forfeited	(18,333)	2.10	8.5	-
Balance, March 31, 2014	628,700	$2.00	8.7	$1.10
Vested and exercisable - March 31, 2014	526,089	$1.90	7.3	$1.20

ApolloMed ACO 2012 Equity Incentive Plan

On October 18, 2012 ApolloMed ACO’s Board of Directors adopted the ApolloMed Accountable Care Organization, Inc. 2012 Equity Incentive Plan (the “ACO Plan”) and reserved 9,000,000 shares of ApolloMed ACO’s common stock for issuance thereunder. The purpose of the ACO Plan is to encourage selected employees, directors, consultants and advisers to improve operations and increase the profitability of ApolloMed ACO and encourage selected employees, directors, consultants and advisers to accept or continue employment or association with ApolloMed ACO.

The following table summarizes the restricted stock award in the ACO Plan during the two months ended March 31, 2014:

	Shares	Weighted Average Remaining Vesting Life (Years)	Weighted Average Per Share Intrinsic Value	Weighted Average Per Share Fair Value
Balance, January 31, 2014	3,752,000	1.0	$0.02	$0.03
Granted	-	-	-	-
Released	-	-	-	-
Balance, March 31, 2014	3,752,000	0.8	$0.02	$0.03
Vested and exercisable - March 31, 2014	2,480,042

Awards of restricted stock under the Plan vest (i) one-third on the date of grant; (ii) one-third on the first anniversary of the date of grant, if the grantee has remained in service continuously until that date; and (iii) one-third on the second anniversary of the date of grant if the grantee has remained in service continuously until that date.

As of March 31, 2014, total unrecognized compensation costs related to non-vested stock-based compensation arrangements granted under the Company’s 2010 and 2013 Equity Plans, and the ACO Plan’s and the weighted-average period of years expected to recognize those costs are as follows:

Common stock options	$99,732
Restricted stock	$201,380
ACO Plan restricted stock	$10,525

Stock-based compensation expense related to common stock and common stock option awards is recognized over their respective vesting periods and was included in the accompanying condensed consolidated statement of operations as follows:

	Two months ended March 31,
	2014	2013
Stock-based compensation expense:
Cost of services	$15,703	$14,077
General and administrative	44,484	31,209
	$60,187	$45,286

Warrants

Warrants consisted of the following as of and for the two months ended March 31, 2014:

	Weighted Average Per Share
	Intrinsic	Number of
	Value	warrants
Outstanding at February 1, 2014	$0.40	314,500
Granted	-	400,000
Exercised	-	-
Cancelled	-	-
Outstanding at March 31, 2014	$0.20	714,500

		Weighted
		average		Weighted
Exercise Price Per	Warrants	remaining	Warrants	average
Share	outstanding	contractual life	exercisable	exercise price per share
$1.1485	125,000	2.50	125,000	$1.149

$1.1485	25,000	2.50	25,000	$1.149

$4.5000	50,000	2.50	50,000	$4.500

$5.0000	10,000	3.74	10,000	$5.000

$4.5000	82,500	4.00	82,500	$4.500

$4.0000	22,000	4.00	22,000	$4.000

$10.0000	200,000	7.00	-	$10.000

$20.0000	200,000	7.00	-	$20.000
	714,500	5.26	314,500	2.900

In connection with the 2014 NNA Financing debt and equity investment, NNA received warrants to purchase up to 200,000 shares of the Company’s common stock at an exercise price of $10.00 per share and up to 200,000 shares at an exercise price of $20.00 per share, subject to adjustment for stock splits, reverse stock splits and stock dividends, and which are exercisable at any date prior to March 28, 2021. The warrants also contained down-round protection under which the exercise price of the warrants is subject to adjustment in the event the Company issues future common shares at a price below $9.00 per share. The Company determined that the warrants should be classified as liabilities under ASC 815-40, which requires the Company to determine the fair value of the warrants at the transaction date and at each subsequent reporting period (see Notes 2 and 4).

Authorized stock

At March 31, 2014 the Company was authorized to issue up to 100,000,000 shares of common stock. The Company is required to reserve and keep available out of the authorized but unissued shares of common stock such number of shares sufficient to effect the conversion of all outstanding shares of the 9% Senior Subordinated Callable Notes, the exercise of all outstanding warrants exercisable into shares of common stock, and shares granted and available for grant under the Company’s 2013 Plan. The amount of shares of common stock reserved for these purposes is as follows at March 31, 2014:

Common stock issued and outstanding	4,913,455
Conversion of 9% Notes	275,000
Warrants outstanding	714,500
Stock options outstanding	628,700
Remaining shares issuable under 2013 Equity Incentive Plan	270,700
6,802,355

9. Stockholders’ Equity

Common Stock Placement

On March 28, 2014, the Company entered into an equity and debt investment for up to $12.0 million with NNA. As part of the investment, the Company entered into the Investment Agreement with NNA, pursuant to which the Company sold NNA 200,000 shares of the Company’s common stock (the “Purchased Shares”) at a purchase price of $10.00 per share. In addition with the issuance of common shares, the Company issued to NNA 100,000 warrants to purchase the Company’s common stock for $10.00 per share. The Company used the Monte Carlo Method to value the warrants, which used the following inputs: term of 7 years, risk free rate of 2.31%, no dividends, volatility of 71.4%, share price of $4.50 per share and a 50% probability of down-round financing. The Company determined that the fair value of the shares issued was approximately $900,000, or approximately $4.50 per share. The Company also entered into a registration rights agreement (“RRA”) with NNA, which the Company and NNA amended on February 6, 2015, which requires the Company to file a registration statement to register its shares with the SEC no later than June 26, 2015. The RRA requires the Company to use commercially reasonable best efforts to cause the RRA to be declared effective by the SEC. If the Initial Registration Statement is not filed with the SEC on or prior to the filing deadline, the Company must pay to NNA an amount in common stock based upon its then fair market value, as liquidated damages equal to 1.50% of the aggregate purchase price paid by NNA.

Repurchase of Common Stock

On October 23, 2014, the Company entered into a Settlement Agreement with Raouf Khalil (“Khalil”) whereby the Company reconveyed to Khalil all of the shares of Aligned Healthcare, Inc. (“AHI”) common stock that the Company acquired from Khalil under the Stock Purchase Agreement, dated as of February 15, 2011 (the “Purchase Agreement”). In addition, in consideration of a $10,000 cash payment, Khalil reconveyed to the Company 50,000 shares of the Company’s common stock, constituting all of the remaining shares that he still owned that were issued to him under the Purchase Agreement. Following these reconveyances, the Company no longer owns any of the outstanding shares of AHI’s capital stock, and neither Khalil nor any of the other Aligned Affiliates own any shares of the Company’s capital stock.

Equity Incentive Plans

The Company’s amended 2010 Equity Incentive Plan (the “2010 Plan”) allowed the Board to grant up to 1,200,000 shares of the Company’s common stock, and provided for awards including incentive stock options, non-qualified options, restricted common stock, and stock appreciation rights. As of December 31, 2014, there were no shares available for grant.

On April 29, 2013 the Company’s Board of Directors approved the Company’s 2013 Equity Incentive Plan (the “2013 Plan”), pursuant to which 500,000 shares of the Company’s common stock were reserved for issuance thereunder. The Company received approval of the 2013 Plan from the Company’s stockholders on May 19, 2013. The Company issues new shares to satisfy stock option and warrant exercises under the 2013 Plan. As of December 31, 2014 there were approximately 160,000 shares available for future grants under the 2013 Plan.

Stock options and restricted common stock issued to non-employees as compensation for services to be provided to the Company are accounted for based upon the fair value of the services provided or the estimated fair value of the option or share, whichever can be more clearly determined. The Company recognizes this expense over the period in which the services are provided.

Share Issuances

A summary of the Company’s restricted stock sold to employees, directors and consultants with a right of repurchase of unlapsed or unvested shares is as follows for the nine months ended December 31, 2014:

		Weighted Average Remaining Vesting	Weighted Average Per Share	Weighted- average Per Share
		Life	Intrinsic	Grant Date
	Shares	(In years)	Value	Fair Value
Unvested or unlapsed shares, beginning of period	90,741	1.3	$-	$4.10
Granted	-	-	-	-
Vested / lapsed	(71,667)	-	-	-
Forfeited	-	-	-	-
Unvested or unlapsed shares, end of period	19,074	1.1	$0. 90	$4.10

Options

In July 2014, the Company issued 56,500 options to acquire the Company’s common stock to certain employees and consultants. The Company determined that the weighted average fair value of the options of $2.40 per share using the Black-Scholes method with the following weighted-average inputs: term of 6 years, risk free rate of 1.63%, no dividends, volatility of 63.7%, share price of $5.40 per share.

In October 2014, in connection with services provided to the Company, the Company issued to various employees and consultants options to purchase an aggregate of 7,500 shares of common stock of the Company, which options have an exercise price of $10.00 and vest evenly and monthly over a three year period. The Company determined that the weighted average fair value of the options of $1.70 per share using the Black-Scholes method with the following weighted-average inputs: term of 6 years, risk free rate of 1.60%, no dividends, volatility of 62.9%, share price of $4.30 per share.

On various dates in October, November and December 2014, in connection with services provided to the Company, the Company issued to a certain consultant options to purchase an aggregate of 1,500 shares of common stock of the Company, which options have an exercise price of $10.00 and vested upon grant. The Company determined that the weighted average fair value of the options of $1.50 per share using the Black-Scholes method with the following weighted-average inputs: term of 6 years, risk free rate of 1.60%, no dividends, volatility of 62.9%, share price of $3.90 per share.

On November 18, 2014, in connection with services provided to the Company, the Company issued options to purchase 10,000 shares of common stock of the Company to an employee, which options have an exercise price of $10.00 and vest evenly and monthly over a one year period. The Company determined that the weighted average fair value of the options of $1.40 per share using the Black-Scholes method with the following weighted-average inputs: term of 6 years, risk free rate of 1.60%, no dividends, volatility of 62.9%, share price of $3.90 per share.

On December 13, 2014, in connection with services provided to the Company, the Company issued to various physicians and consultants options to purchase 10,000 shares of common stock of the Company, which options have an exercise price of $10.00 and vest evenly and monthly over a three year period. The Company determined that the weighted average fair value of the options of $1.50 per share using the Black-Scholes method with the following weighted-average inputs: term of 6 years, risk free rate of 1.63%, no dividends, volatility of 62.9%, share price of $3.90 per share.

Stock option activity for the nine months ended December 31, 2014 is summarized below:

	Shares	Weighted Average Per Share Exercise Price	Weighted Average Remaining Life (Years)	Weighted Average Per Share Intrinsic Value
Balance, beginning of period	628,700	$2.00	8.7	$1.10
Granted	85,500	10.00	-	-
Cancelled	(10,000)	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited	-	-	-	-
Balance, end of period	704,200	$2.60	8.2	$1.50
Vested and exercisable, end of period	623,256	$2.20	7.3	$1.80

ApolloMed ACO 2012 Equity Incentive Plan

On October 18, 2012 ApolloMed ACO’s Board of Directors adopted the ApolloMed Accountable Care Organization, Inc. 2012 Equity Incentive Plan (the “ACO Plan”) and reserved 9,000,000 shares of ApolloMed ACO’s common stock for issuance thereunder. The purpose of the ACO Plan is to encourage selected employees, directors, consultants and advisers to improve operations and increase the profitability of ApolloMed ACO and encourage selected employees, directors, consultants and advisers to accept or continue employment or association with ApolloMed ACO.

The following table summarizes the restricted stock award in the ACO Plan during the nine months ended December 31, 2014:

	Shares	Weighted Average Remaining Vesting Life (Years)	Weighted Average Per Share Intrinsic Value	Weighted Average Per Share Fair Value
Balance, beginning of period	3,752,000	0.8	$0.02	$0.03
Granted	184,000	-	-	0.77
Released	(183,996)	-	-	-
Balance, end of period	3,752,004	0.1	$0.70	$0.07
Vested and exercisable, end of period	2,461,694

Awards of restricted stock under the ACO Plan vest (i) one-third on the date of grant; (ii) one-third on the first anniversary of the date of grant, if the grantee has remained in service continuously until that date; and (iii) one-third on the second anniversary of the date of grant if the grantee has remained in service continuously until that date.

As of December 31, 2014, total unrecognized compensation costs related to non-vested stock-based compensation arrangements granted under the Company’s 2010 and 2013 Equity Plans, and the ACO Plan’s and the weighted-average period of years expected to recognize those costs are as follows:

Common stock options	$193,376
Restricted stock	$139,400
ACO Plan restricted stock	$48,846

Stock-based compensation expense related to common stock and common stock option awards is recognized over their respective vesting periods and was included in the accompanying condensed consolidated statement of operations as follows:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2014	2013	2014	2013
Stock-based compensation expense:
Cost of services	$1,227	$54,134	$12,148	$629,643
General and administrative	155,325	(76,338)	1,120,062	1,469,165
	$156,552	$(22,204)	$1,132,210	$2,098,808

Warrants

Warrants consisted of the following for the nine months ended December 31, 2014:

	Weighted Average Per Share
	Intrinsic	Number of
	Value	warrants
Outstanding, beginning of period	$2.00	714,500
Granted	-	200,000
Exercised	-	-
Cancelled	-	-
Outstanding, end of period	$-	914,500

		Weighted		Weighted
		average		average
Exercise Price Per	Warrants	remaining	Warrants	exercise price per
Share	outstanding	contractual life	exercisable	share
$1.1485	125,000	1.6	125,000	$1.149

$1.1485	25,000	1.6	25,000	$1.149

$4.5000	50,000	1.6	50,000	$4.500

$5.0000	10,000	2.8	10,000	$5.000

$4.5000	82,500	3.1	82,500	$4.500

$4.0000	22,000	3.1	22,000	$4.000

$10.0000	200,000	6.2	-	$10.000

$20.0000	200,000	6.2	-	$20.000

$10.0000	100,000	6.2	-	$10.000

$10.0000	100,000	3.6	100,000	$10.000
	914,500	4.5	414,500	4.600

In connection with the 2014 NNA financing, NNA received warrants to purchase up to 200,000 shares of the Company’s common stock at an exercise price of $10.00 per share and up to 200,000 shares at an exercise price of $20.00 per share, subject to adjustment for stock splits, reverse stock splits and stock dividends, and which are exercisable at any date prior to March 28, 2021. The warrants also contained down-round protection under which the exercise price of the warrants is subject to adjustment in the event the Company issues future common shares at a price below $9.00 per share. The Company determined that the warrants should be classified as liabilities under ASC 815-40, which requires the Company to determine the fair value of the warrants at the transaction date and at each subsequent reporting date (see Notes 2 and 6). Following the funding of the Convertible Note on July 30, 2014, additional warrants to purchase up to 100,000 shares of the Company’s common stock at an exercise price of $10.00 per share that had been issued in connection with the 2014 NNA financing became exercisable (see Note 6).

Authorized stock

At December 31, 2014 the Company was authorized to issue up to 100,000,000 shares of common stock. The Company is required to reserve and keep available out of the authorized but unissued shares of common stock such number of shares sufficient to effect the conversion of all outstanding shares of the 9% Senior Subordinated Callable Notes, the exercise of all outstanding warrants exercisable into shares of common stock, and shares granted and available for grant under the Company’s 2013 Plan. The amount of shares of common stock reserved for these purposes is as follows at December 31, 2014:

Common stock issued and outstanding	4,863,455
Conversion of 9% Notes	275,000
Conversion of 8% Notes	200,000
Warrants outstanding	914,500
Stock options outstanding	704,200
Remaining shares issuable under 2013 Equity Incentive Plan	160,000
7,117,155

8. Stockholders’ Deficit

Common Stock Placement

In March 2013, the Company initiated a private placement of up to 750,000 shares of its common stock at a price per share of $ 4.00 (the “Equity Offering”), and during the year ended January 31, 2014 the Company issued 182,500 shares of common stock for proceeds of $730,000.

Equity Incentive Plans

On March 4, 2010, the Company’s Board of Directors approved the 2010 Equity Incentive Plan (the “2010 Plan”). The 2010 Plan provides for the granting of the following types of awards to persons who are employees, officers, consultants, advisors, or directors of the Company or any of its affiliates:

Under the 2010 Plan, the Company may issue a variety of equity vehicles to provide flexibility in implementing equity awards, including incentive stock options, nonqualified stock options, restricted stock grants and stock appreciation rights.

Subject to the adjustment provisions of the 2010 Plan that are applicable in the event of a stock dividend, stock split, reverse stock split or similar transaction, up to 500,000 shares of common stock may be issued under the 2010 Plan. Options granted under the 2010 Plan generally vest over a three-year period and generally expire ten years from the date of grant.

Stock options and warrants issued under the 2010 Plan to non-employees as compensation for services to be provided to the Company are accounted for based upon the fair value of the services provided or the estimated fair value of the option or warrant, whichever can be more clearly determined. The Company recognizes this expense over the period in which the services are provided.

On August 31, 2012, the Company’s Board of Directors amended the 2010 Plan, which allowed the Board of Directors to grant an additional 500,000 shares (for a total of 1,000,000) of the Company’s common stock. The 2010 Plan awards include incentive stock option, non-qualified options, restricted common stock, and stock appreciation rights. As of January 31, 2013, approximately 26,700 shares were available for future grants under the 2010 Plan. The Company issues new shares to satisfy stock option and warrant exercises. As of January 31, 2014, there are no shares available for future grants under the 2010 Plan, and no further shares will be issued under the 2010 Plan.

On April 29, 2013, the Company’s Board of Directors approved the Company’s 2013 Equity Incentive Plan (the “2013 Plan”), pursuant to which 500,000 shares of the Company’s common stock will be reserved for issuance there under. The Company received approval of the 2013 Plan from the Company’s stockholders on May 19, 2013. The Company issues new shares to satisfy stock option and warrant exercises under the 2013 Plan. As of January 31, 2014 there are 181,800 shares available for future grants under the 2013 Plan.

Stock options and restricted common stock issued under the 2013 Plan to non-employees as compensation for services to be provided to the Company are accounted for based upon the fair value of the services provided or the estimated fair value of the option or share, whichever can be more clearly determined. The Company recognizes this expense over the period in which the services are provided.

Share Issuances (As Restated)

The Company’s Board of Directors authorized the issuance of 60,000 shares of common stock for compensation related to consulting and directors’ fees during the twelve months ended January 31, 2012. The shares were valued at $90,000 based on the fair values of the shares at the issuance dates. These shares were not issued as January 31, 2012 and were recorded as a liability at January 31, 2012. Included in the issuance of 60,000 shares were 40,000 restricted shares of common stock acquired by Mr. Suresh Nihalani for $0.01 per share in connection with Mr. Nihalani’s re-election to the Company’s Board of Directors. The fair value of the grant to Mr. Nihalani was $60,000 and was recorded as compensation expense during the year ended January 31, 2012.

During the first quarter ended April 30, 2012, the Company’s Board of Directors authorized: (i) the purchase of 40,000 restricted shares of the Company’s common stock by Mr. Gary Augusta at $0.01 per share in connection with Mr. Augusta’s election to the Company’s Board of Directors. The fair value of the shares at grant date was $47,520 and is amortized to expense over the related service period; (ii) the issuance of 21,600 common shares to SpaGus Capital, LLC with a fair value of $25,661 related to the cost of placing the Senior Secured Note (see Note 5); and (iii) the issuance of 30,000 common shares with a fair value of $41,560 related to consulting services provided by Mr. Augusta during the three months ended April 30, 2012. The Company has the right, but not the obligation, to redeem the unearned service portion of the 40,000 restricted shares purchased by Mr. Nihalani and 40,000 restricted shares purchased by Mr. Augusta at par value.

The Company’s Board of Directors authorized the issuance of 20,000 shares to Mr. Augusta with a fair value of $26,000 during the three months ended July 31, 2012 related to consulting services provided by Mr. Augusta.

On September 15, 2012, the Company’s Board of Directors authorized the issuance of 335,000 shares of the Company’s common stock to certain employees and consultants as follows: (i) 120,000 common shares purchased by Dr. Eli Hendel for $0.01 per share, pursuant to a consulting agreement dated August 1, 2012 in which if Dr. Hendel is terminated for “any or no reason”, the Company will have the right, but not the obligation, to repurchase at $0.01 per share 80,000 shares if the agreement is terminated within twelve months of the date of the VMM Purchase Agreement (see Note 3), and repurchase 40,000 shares if the agreement is terminated within 24 months. The fair value of the shares was estimated to be $480,000, and the share purchase was accounted for as prepaid consulting and amortized over the life of the agreement; (ii) 100,000 common shares purchased by Dr. Warren Hosseinion, the Company’s Chief Executive Officer, for $0.01 per share with a fair value of $420,000 and expensed at grant date; (iii) 70,000 common shares purchased by Mr. Kyle Francis, the Company’s Chief Financial Officer, for $0.01 per share with a fair value of $269,500 and expensed at grant date;, and (iv) 31,667 common shares purchased by certain employees and consultants for $0.01 per share with a fair value of $133,317 and expensed at grant date.

On October 15, 2012, the Company’s Board of Directors authorized the issuance of 10,000 shares of the Company’s common stock to SpaGus Capital Partners, LLC in connection with the amendment of the Company’s Senior Secured Promissory Note with a fair value of $50,000 (see Note 5).

On October 18, 2012, the Company’s Board of Directors authorized the issuance of 40,000 restricted shares of the Company’s common stock with a fair value of $168,000 to Mr. Mark Meyers, pursuant to Mr. Meyers’ appointment to the Company’s Board of Directors. On October 22, 2012, the Company’s Board of Directors authorized the issuance of 50,000 restricted shares of the Company’s common stock with a fair value of $210,000 to Mr. Creem pursuant to Mr. Creem’s appointment to the Company’s Board of Directors. Mr. Meyers and Mr. Creem’s restricted share grants each vest on a monthly basis over 36 months and are amortized over the life of their respective agreements.

On October 29, 2012, the Board of Directors authorized the issuance of 20,000 shares of the Company’s common stock with a fair value of $12,600 to the 10% Notes placement agent (see Note 6).

On April 30, 2013, the Company’s Board of Directors authorized the issuance of 30,000 shares of common stock to Kaneohe Advisors, LLC for consulting services, 30,000 shares of common stock to Gary Augusta for consulting services, and 10,000 shares of common stock for other professional services during the quarter ended April 30, 2013. The 70,000 shares authorized had an aggregate cost of $ 315,000 and were recorded as stock-based compensation expense based on the fair values of the shares at the commitment dates. The Company issued these shares during the quarter ended October 31, 2013.

During the quarter ended July 31, 2013, the Company accrued 18,000 shares of common stock for professional services with an aggregate cost of $ 97,200 based on the fair value of the shares at their respective commitment dates. The Company issued these shares during the quarter ended October 31, 2013.

During the quarter ended October 31, 2013, the Company accrued 16,250 shares of common stock for professional services with an aggregate cost of $ 87,750 based on the fair value of the shares at their respective commitment dates.  These shares were issued during the quarter ended January 31, 2014.

A summary of the Company’s restricted stock sold to employees, directors and consultants with a right of repurchase of unlapsed or unvested shares is as follows for the year ended January 31:

		Weighted-average
		Grant Date
	Shares	Fair Value
Unvested or unlapsed shares - February 1, 2012	-	$-
Granted	575,000	3.00
Vested / lapsed	(391,482)	3.00
Forfeited	-	-
Unvested or unlapsed shares - January 31, 2013	183,518	$3.00
Granted	-	-
Vested / lapsed	(82,222)	2.10
Forfeited	-	-
Unvested or unlapsed shares - January 31, 2014	101,296	$4.10

As of January 31, 2014, there was $282,176 of total unrecognized compensation cost related to unlapsed or unvested stock-based compensation arrangements under the 2010 and 2013 Equity Incentive Plans, which is recorded as prepaid consulting expense in the accompanying consolidated balance sheets. That cost is expected to be recognized over a remaining weighted-average period of 1.5 years. Related compensation expense recognized during the years ended January 31, 2014 and 2013, was $360,619 and $1,175,428, respectively.

Option Issuances

During the year ended January 31, 2011, the Company’s Board of Directors granted 115,000 options to employees and directors. The fair value of the options was $1.10 per share, or $126,500 aggregate fair value. The fair value of each option award was estimated using the Black-Scholes option pricing model. The calculation was based on the exercise price of $1.50, an expected term of 10.0 years using the simplified method, an interest rate of 1.98%, volatility of 80% and no dividends.

On February 1, 2012, the Board of Directors approved the grant of 100,000 stock options to Mr. Ted Schreck pursuant to Mr. Schreck’s agreement to join the Company’s Board as a director. The options vest in three equal installments on each of February 1, 2012, 2013, and 2014 subject to Mr. Schreck’s continued role as a director. The options expire on the tenth anniversary of issuance. The fair value of the stock options of $120,000 was determined under the Black-Scholes option pricing model. The calculation was based on the exercise price of $1.50, an expected term of 10.0 years using the simplified method, interest rate of 1.97%, volatility of 80.0% and no dividends.

On September 15, 2012, the Company’s Board of Directors authorized the issuance of stock options to acquire 307,500 shares of the Company’s common stock to certain of the Company’s physicians and medical professionals. The options substantially vest in three equal installments on each of September 15, 2012, July 31, 2013, and July 31, 2014, subject to the recipients continued role with the Company, and expire on the tenth anniversary of issuance. The fair value of the options was estimated to be $907,796 determined using the Black-Scholes option pricing model. The calculation was based on the following inputs: exercise price of $2.10, expected term of 3.7 years using the simplified method, interest rate of 0.42%, volatility of 80.0% and no dividends.

During the quarter ended January 31, 2013, the Company’s Board of Directors authorized the issuance of 15,000 stock options to Mr. Mark Meyers pursuant to Mr. Meyers’ consulting agreement (Note 11). The options vest immediately and expire on the tenth anniversary of issuance.

The fair value of the stock options of $55,617 was determined under the Black-Scholes option pricing model. The calculation was based on the Company’s closing stock price on the date of grant and the following weighted-average inputs: exercise price of $2.10, an expected term of 6.0 years using the simplified method, interest rate of 0.70%, volatility of 36.7% and no dividends.

During the quarter ended April 30, 2013, the Company’s Board of Directors authorized the issuance of options for 15,000 shares of common stock with an exercise price of $2.10 per share to Mark Meyers pursuant to Mr. Meyers’ consulting agreement. The options vested immediately and expire on the tenth anniversary of issuance. The fair value of the 15,000 stock options of $55,774 was determined under the Black-Scholes option pricing model. The calculation was based on the Company’s closing stock price on the date of grant and the following weighted-average inputs:

Expected term (in years)	3.0
Volatility	17.4%
Dividends	0.0%
Interest rate	0.82%

During the quarter ended April 30, 2013, the Company issued option awards for 38,200 shares of the Company’s common stock. The options generally vest on a monthly basis over a 36 month period, and expire on the tenth anniversary of issuance. The aggregate fair value of the stock options of $88,170 was determined using the Black-Scholes option pricing model. The calculation was based on the Company’s closing stock price on the date of grant and the following weighted-average inputs:

Exercise Price	$4.10
Expected Term (in years)	4.59
Volatility	26.0%
Dividend rate	0.0%
Interest rate	0.5%

During the quarter ended July 31, 2013, the Company’s Board of Directors authorized the issuance of options for 15,000 shares of common stock with an exercise price of $2.10 per share to Mark Meyers pursuant to Mr. Meyers’ consulting agreement. The options vest immediately and expire on the tenth anniversary of issuance. The fair value of the 15,000 stock options of $ 65,678 was determined under the Black-Scholes option pricing model. The calculation was based on the Company’s closing stock price on the date of grant and the following weighted-average inputs:

Expected term (in years)	3.0
Volatility	29.7%
Dividends	0.0%
Interest rate	0.5%

On May 21, 2013, the Company’s Board of Directors authorized the issuance of 40,000 common stock options to David Schmidt pursuant to the Director’s Agreement between Mr. Schmidt and the Company in connection with his appointment to the Company’s Board of Directors. The options vest evenly over 36 months. The fair value of the 40,000 stock options of $ 69,464 was determined under the Black-Scholes option pricing model using the Company’s closing stock price on the date of grant and the following weighted-average inputs:

Exercise Price	$5.00
Expected Term (in years)	3.0
Volatility	29.7%
Dividend rate	0.0%
Interest rate	0.64%

During the quarter ended July 31, 2013, the Company’s Board of Directors authorized the issuance or modification of common stock option awards for 173,300 shares to certain employees. The options generally vested upon grant. The aggregate fair value of the options was $1,045,984, determined using the Black-Scholes option pricing model. The calculation was based on the Company’s closing stock price on the date of grant and the following weighted-average inputs:

Exercise Price	$0.04
Expected Term (in years)	3.00
Volatility	29.7%
Dividend rate	0.0%
Interest rate	0.6%

During the quarter ended October 31, 2013, the Company’s Board of Directors authorized the issuance of common stock option awards for 27,000 shares to an employee and a consultant. The options vest on various dates through July 31, 2014. The aggregate fair value of the options was $74,311 determined using the Black-Scholes option pricing model. The calculation was based on the estimated fair value of the Company’s stock price on the date of grant and the following weighted-average inputs:

Exercise Price	$4.70
Expected Term (in years)	6.00
Volatility	67.2%
Dividend rate	0.0%
Interest rate	1.4%

Stock option activity for the years ended January 31, 2014 and 2013 is summarized below:

01	Shares	Weighted Average Per Share Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value

Balance, February 1, 2012	115,000	$1.50	8.9	$-
Granted	422,500	1.90	9.2	-
Exercised	(7,500)	2.10	-	-
Expired	-	-	-	-
Forfeited	-	-	-	-
Balance, January 31, 2013	530,000	1.79	9.1	$-
Granted	308,500	1.80	9.4	-
Cancelled	(102,025)	2.22	8.6	-
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited	(675)	7.90	9.0	-
Balance, January 31, 2014	735,800	$1.71	9.0	$-

Vested and exercisable - January 31, 2014	606,689	$1.60	9.1	$-

The stock options exercised during the year ended January 31, 2014 had no intrinsic value. The total intrinsic value of stock options exercised during the year ended January 31, 2013 was $15,750.

ApolloMed ACO 2012 Equity Incentive Plan

On October 18, 2012 ApolloMed ACO’s Board of Directors adopted the ApolloMed Accountable Care Organization, Inc. 2012 Equity Incentive Plan (the “ACO Plan”) and reserved 9,000,000 shares of ApolloMed ACO’s common stock for issuance there under. The purpose of the ACO Plan is to encourage select employees, directors, consultants and advisers to improve operations and increase the profitability of ApolloMed ACO and encourage select employees, directors, consultants and advisers to accept or continue employment or association with ApolloMed ACO.

During the year ended January 31, 2013, ApolloMed ACO issued restricted common stock under the ACO Plan totaling 3,690,000 shares to participating physicians. One-third of the total share grant, or 1,230,000 shares, vested upon grant and the remainder is subject to the ACO Plan vesting schedule. ApolloMed ACO’s Board of Directors determined the fair value of the shares at grant date was $0.01 per share.

The following table summarizes the restricted stock award in the ACO Plan during the years ended January 31, 2014 and 2013:

	Shares	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value	Weighted Average Fair Value
Balance, February 1, 2012	-	-	$-	-
Granted	3,690,000	1.9	36,900	0.01
Released
Balance, January 31, 2013	3,690,000	1.9	36,900	0.01
Granted	62,000	1.7	620	0.01
Released	-
Balance, January 31, 2014	3,752,000	1.0	$37,520	$0.01

Vested and exercisable - January 31, 2014	2,480,042

Awards of restricted stock under the ACO Plan vest (i) one-third on the date of grant; (ii) one-third on the first anniversary of the date of grant, if the grantee has remained in service continuously until that date; and (iii) one-third on the second anniversary of the date of grant if the grantee has remained in service continuously until that date.

As of January 31, 2014, total unrecognized compensation costs related to non-vested common stock options granted under our 2010 and 2013 Equity Plans, and the ACO Plan and the weighted-average period of years expected to recognize those costs are as follows:

		Weighted
		Average
		Remaining
		Life
		(Years)

Common stock options	$118,194	0.8

ACO Plan restricted stock	$15,736	1.0

Stock-based compensation expense related to common stock and common stock option awards is recognized over their respective vesting periods and was included in the accompanying consolidated statement of operations for the years ended January 31:

	2014	2013
Stock-based compensation expense:
Cost of services	$616,902	$550,710
General and administrative	1,540.955	1,511,018
	$2,157,857	$2,061,728

Warrants

Warrants consisted of the following:
	Aggregate
	Intrinsic	Number of
	Value	warrants
Outstanding at February 1, 2012	$-	150,000
Granted	-	293,600
Exercised	-
Cancelled	-	(150,000)
Outstanding at January 31, 2013	$-	293,600
Granted	-	20,900
Exercised	-	-
Cancelled	-	-
Outstanding at January 31, 2014	$-	314,500

		Weighted
		average		Weighted
	Warrants	remaining	Warrants	average
Exercise Price	outstanding	contractual life	exercisable	exercise price
$1.1485	125,000	2.50	125,000	$1.149
$1.1485	25,000	2.50	25,000	$1.149
$4.5000	50,000	2.50	50,000	$4.500
$5.0000	10,000	3.74	10,000	$5.000
$4.5000	82,500	4.00	82,500	$4.500
$4.0000	22,000	4.00	22,000	$4.000
	314,500	3.04	314,500	$2.882

In conjunction with the completion of the private placement on October 16, 2009, the Company issued a total of 150,000 warrants (“Warrants”). Of this amount, 125,000 warrants were issued to the holders of the Convertible Notes and 25,000 warrants were granted to the placement agent. The warrants are exercisable into shares of common stock at an exercise price of $1.1485. The warrants had a five-year term and expire on October 31, 2014. On October 29, 2012, the Company, in conjunction with amendment of its 10% Senior Subordinated Convertible Notes (10% Notes) amended the Warrants in which the exercise price was fixed at $1.1485 per share and in which the term was extended to July 31, 2016. In addition, the Company issued to the 10% Note holders warrants to acquire 50,000 shares of the Company’s common stock at $4.50 per share, which have a term that extends to July 31, 2016. The Company issued warrants to acquire 10,000 shares of the Company’s common stock at $5.00 per share, which have a term that extends to October 28, 2017 to the placement agent of the 10% Note amendment. (See Note 6).

In conjunction with the placement of the 9% Notes during the year ended January 31, 2013, the holders of the 9% Notes received warrants to purchase 66,000 shares of the Company’s common stock at an exercise price of $4.50 per share, subject to adjustment for stock splits, reverse stock splits and stock dividends, and the placement agent received warrants to purchase 17,600 shares of the Company’s common at a conversion price of $4.00 per share, subject to adjustment for stock splits, stock dividends and reverse stock splits, and which are exercisable at any date prior to January 31, 2018. During the year ended January 31, 2014, the Company issued additional units of the 9 % Notes for aggregate proceeds of $220,000, and warrants to purchase the Company’s common stock aggregating 16,500 shares. In addition, the Company issued 4,400 warrants to the placement agent associated with these additional proceeds. (See Note 6).

Authorized stock

At January 31, 2014, the Company was authorized to issue up to 100,000,000 shares of common stock. The Company is required to reserve and keep available out of the authorized but unissued shares of common stock such number of shares sufficient to effect the conversion of all outstanding shares of the 8% Senior Subordinated Convertible Promissory Notes, the 9% Senior Subordinated Callable Notes, the exercise of all outstanding warrants exercisable into shares of common stock, and shares granted and available for grant under the Company’s 2013 Plan. The amount of shares of common stock reserved for these purposes is as follows at January 31, 2014:

Common stock issued and outstanding	4,695,247
Conversion of 8% Notes (1)	18,208
Conversion of 9% Notes	275,000
Warrants outstanding	314,500
Stock options outstanding	735,800
Remaining shares issuable under 2013 Equity Incentive Plan	182,000
Shares and warrants issued in March 2014 (2)	600,000
6,820,755

(1) Reflects shares issued in February 2014 in connection with the conversion of the 8% notes. See Note 10.

(2) Reflects 200,000 shares and 400,000 warrants issued in March 2014 in connection with an equity investment. See Note 10.

SCHC
Stockholders’ Equity
Note 8.	STOCKHOLDERS EQUITY

The Company has two classes of common stock: Class A and Class B. The Class A and B shares have similar terms expect for voting rights. Shareholders of Class B common stock have exclusive voting rights on all matters requiring the vote of the shareholders, including without limitation the election of directors. Shareholders of Class A common stock have no voting rights, except as provided by law.

Note 8.	STOCKHOLDERS EQUITY

The Company has two classes of common stock: Class A and Class B. The Class A and B shares have similar terms except for voting rights. Shareholders of Class B common stock have exclusive voting rights on all matters requiring the vote of the shareholders, including without limitation the election of directors. Shareholders of Class A common stock have no voting rights, except as provided by law.